INVENTORIES (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 1,543	$ 1,293
Work-in-process	820	576
Finished goods	5,829	4,857
Total inventories	$ 8,192	$ 6,726